Other expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of other expense

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Equity (losses) income from investments in associates and joint ventures	20
Loss on investment		(581)	(42)
Operations		28	(19)
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans	29	(103)	(53)
Early debt redemption costs	25	(1)	(18)
Gains on investments		80	24
Interest income		67	22
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets		11	(27)
Other		33	(2)
Total other expense		(466)	(115)